Investment in equity investees (Details 2)							1 Months Ended						12 Months Ended				24 Months Ended
	Mar. 22, 2021 USD ($)	Jun. 05, 2020 CNY (¥) shares	Aug. 09, 2018 CNY (¥)	Jun. 17, 2016 CNY (¥)	May 22, 2015 CNY (¥)	Feb. 16, 2015 CNY (¥)	Nov. 30, 2020 CNY (¥) shares	Jun. 30, 2020 CNY (¥)	Aug. 31, 2016 USD ($)	Apr. 30, 2016	Feb. 28, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2020 CNY (¥) item shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020 USD ($) item shares	Nov. 16, 2017 item	Aug. 11, 2016
Equity method investments
Investments accounted for under the equity method													¥ 30,165,078,000		¥ 15,479,331,000
Equity method investment with the investment cost allocation
Carrying value of equity investment													30,165,078,000		15,479,331,000
Operating data:
Income/(loss) from operation													12,342,820,000	$ 1,891,620,000	8,994,880,000	¥ (2,619,131,000)
Net income/(loss)													49,337,246,000	7,561,264,000	11,890,092,000	(2,800,550,000)
Net income/(loss) attributable to ordinary shareholders													49,405,223,000	7,571,682,000	12,184,155,000	(2,491,633,000)
Proportionate share of equity method investees' net income													4,291,453,000	$ 657,694,000	(1,738,219,000)	(1,113,105,000)
Balance sheet data:
Current assets													234,801,258,000		139,094,558,000			$ 35,984,869,000
Non-current assets													187,486,536,000		120,629,146,000			28,733,567,000
Current liabilities													174,016,662,000		140,017,021,000			26,669,219,000
Non-current liabilities													26,652,016,000		19,082,452,000			4,084,599,000
Non-controlling interests													16,942,613,000		2,803,877,000			2,596,569,000
Accumulated impairment of Measurement Alternative investments													2,660,028,000
Additional paid-in capital													153,357,473,000		90,676,122,000			$ 23,503,061,000
Equity Method Investments [Member]
Operating data:
Revenues													140,263,093,000		128,942,238,000	94,099,295,000
Gross profit													45,590,152,000		34,540,510,000	26,893,544,000
Income/(loss) from operation													5,157,037,000		(534,006,000)	(1,471,960,000)
Net income/(loss)													2,680,283,000		(564,940,000)	(1,722,715,000)
Net income/(loss) attributable to ordinary shareholders													3,291,840,000		(1,235,224,000)	(1,748,305,000)
Balance sheet data:
Current assets													129,535,325,000		117,073,881,000
Non-current assets													97,110,227,000		97,456,584,000
Current liabilities													97,668,673,000		94,482,219,000
Non-current liabilities													17,371,342,000		18,910,340,000
Redeemable stock															10,593,025,000
Non-controlling interests													1,118,940,000		380,510,000
Others, net
Equity method investments
Impairment charges in connection with the Measurement Alternative investments													201,646,000		1,612,139,000	593,138,000
Share of results of equity investees
Equity method investment with the investment cost allocation
Impairment charges in connection with the equity method													487,843,000		796,737,000
Yonghui Group
Equity method investments
Investments accounted for under the equity method													¥ 6,537,937,000		5,508,062,000
Percentage of the issued and outstanding ordinary shares (in percentage)													13.00%					13.00%		10.00%
Total consideration in cash													¥ 6,461,718,000
Number of board seat held | item													2					2
Number of board seats | item													11					11
Dividend received													¥ 146,811,000		120,338,000	143,557,000
Equity method investment with the investment cost allocation
Carrying value of equity investment													6,537,937,000		5,508,062,000
Proportionate share of investee's net tangible assets and intangible assets													2,601,974,000		2,249,239,000
Positive(negative) basis difference													3,935,963,000		3,258,823,000
Positive (negative) basis difference has been assigned to goodwill													2,602,844,000		1,989,726,000
Positive (negative) basis difference has been assigned to amortizable intangible assets													1,777,492,000		1,692,129,000
Positive (negative) basis difference has been assigned to deferred tax liabilities													(444,373,000)		(423,032,000)
Cumulative gains/(losses) in equity interest													¥ 601,771,000		428,729,000
Weighted average remaining life of the intangible assets													14 years	14 years
Aggregate market values													¥ 8,723,415,000		8,248,601,000
Operating data:
Proportionate share of equity method investees' net income													174,674,000		¥ 164,068,000	¥ 96,558,000
Bitauto Group
Equity method investments
Percentage of the issued and outstanding ordinary shares (in percentage)						25.00%									24.00%
Total consideration in resources-Future services						¥ 3,045,268,000
Total consideration in cash				¥ 328,975,000		2,450,920,000
Total consideration for equity investment						¥ 5,496,188,000
Total consideration in resources, additional support period from key platform						5 years
Shares Cancelled and Ceased on Exchange of Cash Consideration | shares							6,777,887
Bitauto Group | Share of results of equity investees
Balance sheet data:
Gain from the disposal of equity investment							¥ 713,485,000
Dada Group
Equity method investments
Investments accounted for under the equity method													¥ 7,280,394,000
Percentage of the issued and outstanding ordinary shares (in percentage)	51.00%	48.00%											46.00%					46.00%
Total consideration in cash	$ 800,000,000	¥ 425,066,000											¥ 277,789,000				¥ 2,282,520,000
Number of board seat held | item													3			2		3
Number of board seats | item													9			6		9
Total consideration for equity investment																	¥ 4,492,020,000
Common Stock Shares Subscribed | shares		15,207,548
Equity method investment with the investment cost allocation
Carrying value of equity investment													¥ 7,280,394,000
Proportionate share of investee's net tangible assets and intangible assets													3,336,314,000		¥ (1,701,718,000)
Positive(negative) basis difference													3,944,080,000		1,701,718,000
Positive (negative) basis difference has been assigned to goodwill													3,892,938,000		1,605,891,000
Positive (negative) basis difference has been assigned to amortizable intangible assets													68,189,000		127,770,000
Positive (negative) basis difference has been assigned to deferred tax liabilities													(17,047,000)		(31,943,000)
Cumulative gains/(losses) in equity interest													¥ 854,374,000		¥ (2,164,050,000)
Weighted average remaining life of the intangible assets													5 years	5 years
Aggregate market values													¥ 25,846,210,000
Balance sheet data:
Deemed disposal gain		¥ 4,142,260,000											¥ 1,086,784,000
Additional Common Stock Subscribed on Public Offering | shares													3,400,000					3,400,000
Dada Group | Preferred Shares
Equity method investments
Total consideration in cash			¥ 1,230,808,000
Dada Group | Supply chain support
Equity method investments
Estimated useful lives (in years)										10 years
Dada Group | Traffic and other additional support
Equity method investments
Estimated useful lives (in years)										7 years
Dada Group | Non-compete Agreement
Equity method investments
Estimated useful lives (in years)										7 years
Yixin
Equity method investments
Percentage of the issued and outstanding ordinary shares (in percentage)																			11.00%
Equity method investment with the investment cost allocation
Number of non-executive board members the Group has right to nominate | item																			1
Number of non-executive board members | item																			9
Yixin | Preferred Shares
Equity method investments
Total consideration in cash | $									$ 30,000,000		$ 100,000,000
JD Digits
Equity method investments
Investments accounted for under the equity method								¥ 7,430,000,000					¥ 7,676,424,000
Percentage of the issued and outstanding ordinary shares (in percentage)								36.80%
Total consideration in cash								¥ 1,780,000,000
Equity method investment with the investment cost allocation
Carrying value of equity investment								7,430,000,000					7,676,424,000
Balance sheet data:
Additional paid-in capital								¥ 5,650,000,000
Measurement Alternative and NAV practical expedient
Equity method investments
Measurement Alternative And Nav Practical Preferred Shares Investments													¥ 0
Yiche Holding Limited
Equity method investments
Percentage of the issued and outstanding ordinary shares (in percentage)							15.00%
Yiche Holding Limited | Roll Over Shares [Member]
Equity method investments
Shares Cancelled and Ceased on Exchange of Cash Consideration | shares							10,549,714
Tuniu Corporation [Member]
Equity method investments
Percentage of the issued and outstanding ordinary shares (in percentage)					28.00%							7.00%
Total consideration in resources-Future services					¥ 660,215,000
Total consideration in cash					1,528,275,000							¥ 305,930,000
Total consideration for equity investment					¥ 2,188,490,000
Total consideration in resources, with exclusive right					5 years
Balance sheet data:
Cash received from disposal of equity investment							¥ 457,608,000
Gain from the disposal of equity investment							¥ 240,883,000